Investments	12 Months Ended
Mar. 31, 2018
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Investments

6. Investments

Investments consist of the following:

	As at
	March 31,	March 31,
	2018	2017
Investments in marketable securities and mutual funds(1)	$99,954	$87,652
Investments in FMPs	—	96
Investment in fixed deposits	21,548	24,673

Total	$121,502	$112,421

Note:

(1) Marketable securities represent short term investments made principally for the purpose of earning dividend income.

	As at
	March 31, 2018	March 31, 2017
Current investments	$120,960	$111,992
Non-current investment	542	429

Total	$121,502	$112,421